February 5, 2003



VIA EDGAR
---------
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

RE:               The Gabelli Money Market Funds (the "Fund")
                  File Nos. 33-48220/811-6687
                  ---------------------------
Dear Sir/Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Fund's Prospectus and Statement of Additional Information for the above named Fund do not differ from that contained in Post-Effective Amendment No. 14 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on January 31, 2003 (Accession #0000935069-03-000092).

         If you have any questions concerning this filing, you may contact the undersigned at (617) 535-0520.

                                        Very truly yours,


                                        /s/ REBECCA D. GILDING
                                        Rebecca D. Gilding
                                        Regulatory Administration Associate

cc:      B. Alpert
         J. McKee
         D. Schloendorn
         L. Dowd